Other Balance Sheets Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net:
Total gross amount	$ 360,454	$ 495,325
Allowance for credit losses:
Balance at the beginning of the year	(54,557)	(38,180)
Additional provision charged to expenses, net	(6,462)	(19,208)
Write-off	39,512	1,435
Currency translation adjustment	807	1,396
Balance at the end of the year	(20,700)	(54,557)
Accounts receivable, net	339,754	440,768
Third parties
Accounts receivable, net:
Total gross amount	277,370	396,043
Allowance for credit losses:
Balance at the beginning of the year	(54,557)
Balance at the end of the year	(20,700)	(54,557)
Accounts receivable, net	256,670	341,486
Related Parties [Member] | Alibaba
Accounts receivable, net:
Total gross amount	43,495	61,094
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	43,495	61,094
Related Parties [Member] | Other related parties
Accounts receivable, net:
Total gross amount	39,589	38,188
Other related parties
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	$ 39,589	$ 38,188